Pensions and Other Postretirement Benefits (Rollforward of Fair Value of Investments Classified as Level 3) (Details) - Pensions [Member] - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	$ 18,424	$ 17,244
Fair value of plan assets at end of year	19,723	18,424
Real estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	435
Fair value of plan assets at end of year	381	435
Oil and gas [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	901
Fair value of plan assets at end of year	649	901
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	1,036	1,049
Actual return relating to assets still held at the reporting date	(242)	20
Purchases	6	3
Sales	(1)	(1)
Disbursements	(16)	(35)
Fair value of plan assets at end of year	783	1,036
Fair Value, Inputs, Level 3 [Member] | Real estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	329	321
Actual return relating to assets still held at the reporting date	(54)	13
Purchases	6	3
Sales	(1)	(1)
Disbursements	(1)	(7)
Fair value of plan assets at end of year	279	329
Fair Value, Inputs, Level 3 [Member] | Oil and gas [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	707	728
Actual return relating to assets still held at the reporting date	(188)	7
Purchases	0	0
Sales	0	0
Disbursements	(15)	(28)
Fair value of plan assets at end of year	$ 504	$ 707